Income Taxes	12 Months Ended
Dec. 31, 2016
Notes to Consolidated Financial Statements [Abstract]
Income Taxes

16. Income Taxes

Income before income taxes is attributable to the following geographic locations:

	2016	2015	2014
Germany	$205.818	$134.193	$243.684
United States	1.626.406	1.440.040	1.262.570
Other	399.766	361.039	337.152
	$2.231.990	$1.935.272	$1.843.406

Income tax expense (benefit) for the years ended December 31, 2016, 2015, and 2014, consisted of the following:

	2016	2015	2014
Current:
Germany	$56.037	$72.231	$72.613
United States	503.029	458.780	270.676
Other	142.037	138.588	141.291
	701.103	669.599	484.580

Deferred:
Germany	(23.333)	(45.813)	(22.651)
United States	21.813	(12.693)	152.423
Other	(16.444)	11.030	(30.754)
	(17.964)	(47.476)	99.018
	$683.139	$622.123	$583.598

A reconciliation between the expected and actual income tax expense is shown below. The expected corporate income tax expense is computed by applying the German corporation tax rate (including the solidarity surcharge) and the trade tax rate on income before income taxes. The German combined statutory tax rates were 29.69%, 29.62% and 29.20% for the fiscal years ended December 31, 2016, 2015, and 2014, respectively.

	2016	2015	2014

Expected corporate income tax expense	$662.566	$573.228	$538.275
Tax-free income	(38.008)	(35.715)	(44.658)
Income from equity method investees	(17.314)	(14.272)	(5.476)
Tax rate differentials	145.801	126.263	148.294
Nondeductible expenses	37.251	36.406	25.161
Taxes for prior years	(23.334)	19.969	(25.247)
Change in valuation allowance	6.600	(2.571)	6.284
Noncontrolling partnership interests	(116.818)	(109.470)	(81.594)
Tax on divestitures	-	14.953	-
Other	26.395	13.332	22.559
Actual income tax expense	$683.139	$622.123	$583.598
Effective tax rate	30,6%	32,1%	31,7%

The tax effects of the temporary differences and net operating losses that give rise to deferred tax assets and liabilities at December 31, 2016 and 2015, are presented below:

	2016	2015
Deferred tax assets:
Accounts receivable	$12.543	$8.850
Inventories	12.585	11.503
Intangible assets	6.487	7.967
Property, plant and equipment and other non-current assets	25.461	28.476
Accrued expenses and other liabilities	352.999	372.365
Pension liabilities	114.564	151.732
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	171.294	131.640
Derivatives	5.784	1.317
Stock-based compensation	6.873	3.173
Other	24.403	4.018
Total deferred tax assets	$732.993	$721.041
Less: valuation allowance	(33.255)	(34.654)
Net deferred tax assets	$699.738	$686.387

Deferred tax liabilities:
Accounts receivable	$26.480	$43.664
Inventories	7.208	8.318
Intangible assets	706.186	686.650
Property, plant and equipment and other non-current assets	166.129	129.835
Accrued expenses and other liabilities	16.231	5.575
Derivatives	10.353	5.488
Other	236.580	242.524
Total deferred tax liabilities	1.169.167	1.122.054
Net deferred tax assets (liabilities)	$(469.429)	$(435.667)

At December 31, 2016 and December 31, 2015 the item “Other” includes the deferred tax liability in the amount of $86,790 related to the recognized insurance recoveries in relation to the NaturaLyte® and GranuFlo® agreement in principle. For further information, see Note 18 “Commitments and Contingencies – Commercial Litigation”.

The valuation allowance decreased by $1,399 in 2016 and decreased by $14,825 in 2015.

The net operating losses included in the table below reflect U.S. federal tax, German corporate income tax, and other tax loss carryforwards in the various countries in which the Company operates, and expire as follows:

2017	$23.808
2018	24.033
2019	21.179
2020	34.464
2021	15.619
2022	16.056
2023	13.597
2024	14.297
2025	13.616
2026 and thereafter	21.825
Without expiration date	91.442
Total	$289.936

In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of a deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences and tax loss carryforwards become deductible. Management considers the expected reversal of deferred tax liabilities and projected future taxable income in making this assessment. Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred tax assets are deductible, management believes it is more-likely-than-not the Company will realize the benefits of these deductible differences, net of the existing valuation allowances at December 31, 2016.

The Company provides for income taxes and foreign withholding taxes on the cumulative earnings of foreign subsidiaries and foreign corporate joint ventures that will not be reinvested. At December 31, 2016, the Company provided for $11,497 (2015: $9,273) of deferred tax liabilities associated with earnings that are likely to be distributed in 2017 and the following years. Provision has not been made for additional taxes on $7,418,713 (2015: $7,463,853) undistributed earnings of foreign subsidiaries as these earnings are considered indefinitely reinvested. The earnings could become subject to additional tax if remitted or deemed remitted as dividends; however calculation of such additional tax is not practicable. These taxes would predominantly comprise foreign withholding tax on dividends of foreign subsidiaries, and German income tax; however, those dividends and capital gains would generally be 95% tax free for German tax purposes.

FMC-AG & Co. KGaA companies are subject to tax audits in Germany and the U.S. on a regular basis and on-going tax audits in other jurisdictions.

In Germany, the tax years 2006 through 2013 are currently under audit by the tax authorities. The Company recognized and recorded the current proposed adjustments of this audit period in the financial statements. Fiscal years 2014 until 2016 are open to audit.

In the U.S., fiscal years 2013 until 2016 are open to audit. FMCH is also subject to audit in various state jurisdictions. A number of these audits are in progress and various years are open to audit in various state jurisdictions. All expected results for both federal and state income tax audits have been recognized in the financial statements.

Subsidiaries of FMC-AG & Co. KGaA in a number of countries outside of Germany and the U.S. are also subject to tax audits. The Company estimates that the effects of such tax audits are not material to these consolidated financial statements.

The following table shows the reconciliation of the beginning and ending amounts of unrecognized tax benefits:

Unrecognized tax benefits (excluding interest)	2016	2015	2014

Balance at January 1,	$149.289	$166.108	$199.924
Increases in unrecognized tax benefits prior periods	27.802	30.973	35.584
Decreases in unrecognized tax benefits prior periods	(38.707)	(20.244)	(21.143)
Increases in unrecognized tax benefits current period	2.287	-	12.600
Changes related to settlements with tax authorities	(22.401)	(6.762)	(60.872)
Reductions as a result of a lapse of the statute of limitations	-	(1.300)	-
Foreign currency translation	(298)	(19.486)	15
Balance at December 31,	$117.972	$149.289	$166.108

Included in the balance at December 31, 2016 were $111,957 of unrecognized tax benefits which would affect the effective tax rate if recognized. The Company is currently not in a position to forecast the timing and magnitude of changes in unrecognized tax benefits.

During the year ended December 31, 2016 the Company recognized benefits of $6,594 and in 2015 expenses of $11,478 and in 2014 benefits of $13,986 for interest and penalties. At December 31, 2016 and December 31, 2015 the Company had a total accrual of income tax related interest and penalties of $24,938 and $27,029, respectively.